Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MATTHEWS INTERNATIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 20, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2023